Capital - Additional Information (Details) - EUR (€)		6 Months Ended
	Apr. 03, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in the share capital
Total equity		€ 133,561,000	€ 207,764,000	€ 155,976,000	€ 217,416,000
Par value per share (in EUR per share)		€ 0.05
Convertible preferred shares, vesting period (year)	1 year
Convertible preferred shares, retention period (year)	2 years
Exercise and subscription of equity instruments		€ 61,000	3,000
Share issued, price per share (in EUR per share)		€ 2.04
Number of own shares (in shares)		18,575		18,575
BSAAR 2011
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		30,000
Share capital
Disclosure of changes in the share capital
Total equity		€ 3,952,096	3,946,000	€ 3,950,000	3,941,000
Exercise and subscription of equity instruments		2,048	4,000
Share premium
Disclosure of changes in the share capital
Total equity		373,043,000	370,440,000	€ 372,131,000	€ 369,617,000
Exercise and subscription of equity instruments		€ 59,152	€ (1,000)
Ordinary Shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares)		79,027,540
Par value per share (in EUR per share)		€ 0.05
Ordinary Shares | Share capital
Disclosure of changes in the share capital
Total number of shares issued (in shares)		79,027,540	78,898,264	78,986,490	78,811,114
Exercise and subscription of equity instruments (in shares)		41,050	87,150
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)		€ 0.05
Total number of shares issued (in shares)		6,796
Number of equity instruments converted in ordinary shares (in shares)		85
Exercise and subscription of equity instruments (in shares)		11,050
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)		€ 0.05
Total number of shares issued (in shares)		7,581